Document and Entity Information	May 29, 2020
Prospectus:
Document Type	497
Document Period End Date	May 29, 2020
Registrant Name	IndexIQ ETF Trust
Entity Central Index Key	0001415995
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 29, 2020
Document Effective Date	May 29, 2020
Prospectus Date	Aug. 29, 2019
IQ Merger Arbitrage ETF | IQ Merger Arbitrage ETF
Prospectus:
Trading Symbol	MNA